Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (7,435,000)	$ (20,407,000)	$ (16,258,000)	$ (20,949,300)	$ (34,731,000)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation		1,666,000	1,666,000	2,221,100	1,673,400
Operating lease non-cash expense		469,000	425,000	574,800	394,200
Stock compensation expense		405,000	83,000	141,300	1,237,100
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		(20,000)	(512,000)	(179,300)	662,400
Increase (Decrease) in Accounts Payable		(443,000)	(2,884,000)	(5,034,700)	3,790,800
Interest payable		2,996,000	1,181,000	1,795,800	142,100
Accrued litigation liability		0	1,088,000	447,500	0
Accrued expenses and other current liabilities		(7,000)	(168,000)	344,300	140,600
Operating lease liability		(469,000)	(437,000)	(586,800)	(382,200)
Net cash used for operating activities		(15,810,000)	(15,816,000)	(21,225,300)	(23,745,900)
Cash flows from investing activities:
Capital expenditures		(338,000)	(98,000)	(206,600)	(4,880,500)
Net cash used for investing activities		(338,000)	(98,000)	(206,600)	(4,865,500)
Cash flows from financing activities:
Proceeds from senior secured convertible note payable		16,000,000	19,600,000	24,000,000	4,000,000
Proceeds from issuance of common stock		0	659,000	659,100	0
Stock issuance costs		0	(110,000)	(111,200)	0
Borrowings from note payable		400,000	0	0	610,700
Repayments of note payable		(400,000)	(500,000)	(557,200)	(508,000)
Net cash provided by financing activities		16,000,000	19,649,000	23,990,700	3,902,700
Net change in cash and cash equivalents and restricted cash		(148,000)	3,735,000
Cash and cash equivalents and restricted cash:
Beginning of year		3,204,000	645,200	645,200	25,353,900
End of period	3,056,000	3,056,000	4,380,000	3,204,000	645,200
Supplemental disclosures of cash flow information:
Cash paid for interest on note payable		13,000	39,000	56,400	12,200
Non-cash investing and financing activities:
Conversion of accrued interest into subordinated convertible promissory note		1,240,000	0
Stock issuance costs in accounts payable		0	1,000
Property and equipment in accounts payable		0	13,000	52,700	1,303,000
Deferred financing costs forgiven		0	365,000	364,700	0
Cash and cash equivalents	2,924,000	2,924,000	4,380,000	3,204,000	645,200
Restricted cash	132,000	132,000	0	0
Total cash and cash equivalents and restricted cash	3,056,000	3,056,000	4,380,000
Exchange Agreement, Senior Secured Convertible Promissory Note for Preferred Shares [Member]
Non-cash investing and financing activities:
Exchange of 25% senior convertible promissory notes into preferred stock	$ 2,400,000	17,600,000	14,000,000	14,000,000	0
Conversion of Accrued Interest Into Preferred Stock [Member]
Non-cash investing and financing activities:
Exchange of 25% senior convertible promissory notes into preferred stock		2,235,000	0
Conversion of Subordinated Convertible Promissory Notes to Common Stock [Member]
Non-cash investing and financing activities:
Conversion of subordinated convertible promissory notes into common stock		$ 0	$ 2,914,000	$ 2,914,000	$ 399,400